UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: December 31, 2011
                                                -----------------

 Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.): [_] is a restatement.

                                     [_] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:           Crestview Partners II GP, L.P.
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 Address:        667 Madison Avenue
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                 10th Floor
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                 New York, NY 10065
                 ------------------------------------

 Form 13F File Number: 28-14021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 By: Crestview, L.L.C., its general partner

 Name:  Evelyn Pellicone
        ------------------------------
 Title: Chief Financial Officer
        ------------------------------
 Phone: (212) 906-0723
        ------------------------------

 Signature, Place, and Date of
 Signing:
    /s/ Evelyn Pellicone         New York, New York       February 6, 2012
-----------------------------  ----------------------- -------------------------
         [Signature]               [City, State]                [Date]

 Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            ----------------------------
Form 13F   Information Table Entry Total:    2
                                            ----------------------------
Form 13F   Information Table Value Total:    $641,770
                                            ----------------------------
                                             (thousands)


List of Other Included Managers:

None

                                                          FORM 13F INFORMATION TABLE

     COLUMN 1         COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
                                               VALUE    SHRS OR     SH/   PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT     PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
---------------- ---------------- --------- ---------- --------- ------- ----- ------------ ---------- ------- ------- ------
-----------------------------------------------------------------------------------------------------------------------------
 CHARTER            COM CL A      16117M305   444,185   7,800,932   SH             SOLE               7,800,932
 COMMUNICATIONS
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 CUMULUS MEDIA      CL A          231082108   197,585  59,157,083   SH             SOLE              59,157,083
 INC
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